Leases - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Liabilities, Payments Due [Abstract]
2021	$ 133
2022	98
2023	69
2024	51
2025	39
2026 and thereafter	108
Total future minimum lease payments	498
Less: Interest	(45)
Operating lease liabilities	$ 453	$ 449